Sales of Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2013 Bank Customer	Dec. 31, 2012	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Schedule Of Factoring And Securitization Of Trade Accounts Receivable [Line Items]
Number of customers	7
Number of banks	8
Amount of receivables sold through factoring arrangements			$ 384.0	$ 307.5
Amount of additional outstanding receivables of factoring arrangements	261.1	218.1
Discount on receivables sold through factoring arrangements			$ 5.7	$ 6.2	$ 4.1	$ 0.5